Stock Options Outstanding, Employees Stock Option Schemes (Detail) (Employees Stock Option Scheme)	12 Months Ended
	Mar. 31, 2014 Plan ''C'' USD ($)	Mar. 31, 2014 Plan ''C'' INR	Mar. 31, 2014 Plan ''D'' USD ($)	Mar. 31, 2014 Plan ''D'' INR	Mar. 31, 2014 Plan "E" USD ($)	Mar. 31, 2014 Plan "E" INR	Mar. 31, 2014 General ESOP USD ($)	Mar. 31, 2014 General ESOP INR
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range	$ 11.33	680.00	$ 3.75	225.29	$ 7.34	440.16	$ 1.98	118.61
Range of exercise price, Upper Range	$ 11.33	680.00	$ 11.33	680.00	$ 11.33	680.00	$ 4.20	251.72
Number Of Shares Arising Out Of Options	6,952,000	6,952,000	13,643,900	13,643,900	71,494,300	71,494,300	386,400	386,400
Weighted Average Remaining Life	5 years 2 months 16 days	5 years 2 months 16 days	2 years 11 months 9 days	2 years 11 months 9 days	3 years 9 months 26 days	3 years 9 months 26 days	4 months 24 days	4 months 24 days
Weighted Average Exercise Price		680.00		490.62		558.33		217.13